Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jul. 31, 2023	Oct. 31, 2022
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	58,261,090	56,169,090
Common stock, shares outstanding	58,261,090	56,169,090
Series A Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	900,000	900,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	900,000	0
Preferred stock, shares outstanding	900,000	0